Lease - Schedule of Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Minimum Lease Payments [Abstract]
2026	$ 688
2027	1,399
2028	1,246
2029	1,144
2030	1,133
2031 and thereafter	5,249
Total undiscounted lease payments	10,859
Less: imputed interest	(2,511)
Present value of lease liabilities	$ 8,348